LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

12.LEASES

The Group has operating leases for corporate offices and company-owned teahouses with the lease terms from within 3 months to 11 years, some of which include options to terminate the leases within certain periods. For operating leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination option, which are factored into the Group’s determination of lease payments when appropriate.

	As of December 31,
	2024	2025
	RMB	RMB
Right-of-use assets, net	542,202	1,275,805
Operating lease liabilities, current	195,438	424,363
Operating lease liabilities, non-current	352,618	849,936

The following table provides a summary of the Group’s operating lease expenses and short-term lease expenses for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses	46,775	152,682	311,619
Short-term lease expenses	5,734	14,697	23,290
Cash paid for amounts included in the measurement of lease liabilities	50,871	144,651	323,239
Right-of-use assets obtained in exchange for new operating lease liabilities	95,476	552,682	1,052,922

Short-term leases represent the leases with a term of 12 months or less.

The operating lease expenses and short-term lease expenses were recognized in company-owned teahouse operating costs, other operating costs, sales and marketing, and general and administrative expenses.

The following table provides a summary of the Group’s weighted average operating lease terms and weighted average discount rates as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Weighted average remaining lease term (in years)	3.32	3.61
Weighted average discount rate	4.14%	4.85%

12.LEASES (CONTINUED)

Maturities of operating lease liabilities as of December 31, 2025 are as follows:

RMB
For the year ending December 31, 2026	472,680
For the year ending December 31, 2027	402,880
For the year ending December 31, 2028	273,154
For the year ending December 31, 2029	121,321
For the year ending December 31, 2030	55,384
Thereafter	78,173
Total remaining undiscounted lease payments	1,403,592
Less: imputed interest	(129,293)
Present value of operating lease liabilities	1,274,299

As of December 31, 2025, the Group has no significant lease contract that have been entered into but not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.